BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other accounts payable and accrued expenses:
DBSI (see Note 14f(2))	$ 53	$ 53
Sales to affiliate (see Note 1g)	0	596	1,187
Management fees to DBSI (see Note 14f(2))	180	180	180
Sales to related parties	45	41	63
Purchase from related parties	$ 830	$ 2,219	$ 484